Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 15, 2022	Apr. 28, 2022	Jan. 27, 2022
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate			15.00%	100.00%	100.00%
Loans, total	R$ 5,289	R$ 2,887
Current	4,960	2,512
Non-current	R$ 329	375
Santander Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	0.06%
Maturity	2024
Loans, total	R$ 4,254
Bradesco Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	12.15%
Maturity	2024
Loans, total	R$ 343	178
BNDES [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	12.27%
Maturity	2024
Loans, total	R$ 692
Santander Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	23.14%
Maturity	2025
Loans, total		2,206
Bradesco Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	20.98%
Maturity	2027
Loans, total		R$ 503